Sales Costs (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales Costs
Sales and marketing costs	€ 16,900	€ 8,800	€ 4,200
Sales and marketing costs, percentage	93.00%	110.00%